SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of lease costs - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Components of total lease costs:
Operating lease expense	$ 80,725		$ 148,922		$ 246,680		$ 445,148		$ 593,707
Short-term lease costs	2,100	[1]	11,122	[1]	7,650	[1]	38,626	[1]	46,575 [2]
Total lease costs	$ 62,580		$ 160,044		$ 183,472		$ 483,774		$ 640,282

[1]	Represents short-term leases which are immaterial.
[2]	Represents short-term leases which are immaterial.